ASSET UNDER DEVELOPMENT - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2020	Apr. 30, 2019 USD ($)	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contractual obligation					$ 860,814			€ 1.1
Proceeds from short-term and long-term debt (including related parties)					729,707	$ 524,278	$ 1,177,748
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contracted revenue, period				20 years
Revised project schedule extension	11 months
Contractual obligation					1,500,000
LNG Croatia Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contracted revenue, period			10 years
Gimi 700 million Facility | Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Face amount		$ 700,000
CSSC VIE Loan | LNG Croatia Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from short-term and long-term debt (including related parties)					$ 124,700
Keppel Capital | Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Non-controlling contractual obligation, percentage		30.00%